SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going concern and liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Loss	$ (53,554)	$ (84,619)	$ (195,928)
Net cash used in operating activities	(2,108)	(2,394)	$ (2,103)
Cash	2,100
Due from related parties		8,848
Current liabilities	15,115	19,868
Convertible notes	2,392	4,305
Warrant liabilities	232	24
Payable for sales incentive	417	1,638
Accrued expenses and other current liabilities	8,903	9,379
Related Party [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Due from related parties	1,455
Accounts payable	$ 2,187	$ 1,627